Retirement Benefit Schemes - Additional Information (Details) £ in Millions, $ in Millions, $ in Billions									12 Months Ended
	Nov. 14, 2023 GBP (£) insurer	Nov. 14, 2023 CAD ($) insurer	Oct. 26, 2022 GBP (£)	Jun. 07, 2022 GBP (£)	Oct. 07, 2021 GBP (£)	Sep. 02, 2021 GBP (£)	Sep. 02, 2021 CAD ($)	May 19, 2021 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Oct. 07, 2021 USD ($)	Oct. 07, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of principal schemes to total defined benefit schemes									90.00%
Percentage of defined benefit net costs charged to the adjusted profit									70.00%
Valuation frequency									3 years
Surplus (deficit) in plan									£ 75				£ 51
Employee benefit costs, in respect of settlements, past service costs and defined contribution costs reported as part of restructuring costs										£ (9)
Current service costs									£ 10	13
Percentage of scheme liabilities relate to guaranteed benefits									95.00%			95.00%	95.00%
Healthcare inflation
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of reasonably possible increase in actuarial assumption									1.00%
Percentage of reasonably possible decrease in actuarial assumption									1.00%
Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions									£ 64	74
United States
Disclosure Of Defined Benefit Plans [Line Items]
Gain (loss) on settlement of plan assets and liabilities											£ 35
General inflation (%)									2.50%			2.50%	2.50%
Rate of increase in salaries (%)									3.30%			3.30%	3.30%
Discount rate (%)									5.20%			5.50%	5.50%
United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)									3.10%			3.20%	3.20%
Rate of increase in salaries (%)									0.00%			0.00%	0.00%
Discount rate (%)									4.80%			5.00%	5.00%
Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)									2.00%			2.00%	2.00%
Rate of increase in salaries (%)									1.40%			1.40%	1.40%
Discount rate (%)									3.30%			3.70%	3.70%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)									2.50%			2.30%	2.30%
Rate of increase in salaries (%)									2.50%			2.50%	2.50%
Discount rate (%)									3.50%			4.20%	4.20%
Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)									2.00%			2.00%	2.00%
Rate of increase in salaries (%)									2.50%			2.50%	2.50%
Discount rate (%)									4.60%			5.00%	5.00%
United States and United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years									50.00%
Unfunded healthcare expected settlement between 10 and 20 years									29.00%
Unfunded healthcare expected settlement between 20 and 30 years									14.00%
Unfunded healthcare expected settlement after 30 years									7.00%
United States and Canada
Disclosure Of Defined Benefit Plans [Line Items]
Unfunded healthcare expected settlement within 10 years									70.00%
Unfunded healthcare expected settlement between 10 and 20 years									24.00%
Unfunded healthcare expected settlement between 20 and 30 years									5.00%
Unfunded healthcare expected settlement after 30 years									1.00%
All other countries | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)									0.00%			0.00%	0.00%
Discount rate (%)									0.00%			0.00%	0.00%
All other countries | Top of range
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in salaries (%)									11.70%			8.00%	8.00%
Discount rate (%)									7.00%			7.50%	7.50%
Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year									£ 48
Surplus (deficit) in plan									860				£ 848
Funded Defined Benefit | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions									64
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan									485				513
Pension schemes | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions									64	£ 74
Pension schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions									£ 2
Percentage of funding status remaining fully funded long-term									90.00%
Percentage of unfunded benefit schemes									38.00%	39.00%
Pension schemes | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of risk-reducing assets scheme									65.00%
Percentage of return-seeking assets scheme									35.00%
Percentage of unfunded benefit schemes									48.00%	47.00%
Pension schemes | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2024									£ 7
Company contributions to pension schemes. 2025									7
Company contributions to pension schemes, 2026									7
Company contributions to pension schemes, 2027									7
Pension schemes | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, 2024									38
Company contributions to pension schemes. 2025									38
Company contributions to pension schemes, 2026									38
Company contributions to pension schemes, 2027									38
Pension schemes | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan									865				900
Pension schemes | Funded defined benefit plans | Canada, the Netherlands and Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year									12
Pension schemes | Funded defined benefit plans | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year									19
Pension schemes | Schemes in surplus only | Netherlands
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset									44				46
Pension schemes | Schemes in surplus only | Germany
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset									122				150
Pension schemes | Schemes in surplus only | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset									33				35
Reynolds american funded retirement plan (PEP and Affiliates) | United States
Disclosure Of Defined Benefit Plans [Line Items]
Retirement plan liabilities												$ 1.6	1,300	$ 1.6	£ 1,300	$ 1.9	£ 1,400	$ 1.9	£ 1,400
Gain (loss) on settlement of plan assets and liabilities				£ 16	£ 35
Surplus (deficit) in plan									516				567
British American Tobacco UK Pension Fund
Disclosure Of Defined Benefit Plans [Line Items]
Net retirement benefit asset									184				143
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year									36
Company contributions											£ 0
Surplus (deficit) in plan																				£ 111
Net defined benefit liability (asset)									0				0
Assets of benefit plan									184				£ 143
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Temporary liquidity facility
Disclosure Of Defined Benefit Plans [Line Items]
Nominal value			£ 40
Borrowings maturity term			2 years
Commitment charge percentage			0.56%
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Temporary liquidity facility | SONIA
Disclosure Of Defined Benefit Plans [Line Items]
Borrowings, adjustment to interest rate basis			2.25%
British American Tobacco UK Pension Fund | Funded defined benefit plans | United Kingdom | Interim payment
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions to pension schemes, next fiscal year									£ 18
Buy-in contract | United Kingdom
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, transfer of assets			£ 198					£ 383
Defined benefit plan, deferred premium			£ 35
Proportion of scheme assets represented by buy-in contracts									92.00%			94.00%	94.00%
Proportion of scheme liabilities represented by buy-in contracts									100.00%			100.00%	100.00%
Imperial Tobacco Corporate Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Insurers party to agreement | insurer	2	2
Imperial Tobacco Corporate Pension Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, transfer of assets	£ 114	$ 194
Imasco Pension Fund Society Plan | Canada
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, transfer of assets						£ 451	$ 766
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan									£ (410)				£ (462)
Increase of actuarial assumption									20
Decrease of actuarial assumption									18
Healthcare schemes | Plan assets
Disclosure Of Defined Benefit Plans [Line Items]
Company contributions									£ 0	£ 0
Healthcare schemes | United States
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of unfunded benefit schemes									86.00%	86.00%
General inflation (%)									7.50%			7.50%	7.50%
Healthcare schemes | Canada
Disclosure Of Defined Benefit Plans [Line Items]
General inflation (%)									5.00%
Healthcare schemes | Funded defined benefit plans
Disclosure Of Defined Benefit Plans [Line Items]
Surplus (deficit) in plan									£ (5)				£ (52)